Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Summary of Shares Issued	Authorized We are authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares. The common shares are not redeemable or convertible. The preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors. Issued Number of Common Shares Share Capital Balance – December 31, 2020 569,260,406 15,673 Issued under option plans and share-settled plans 4,424,437 226 Repurchased (15,982,154) (442) Shares cancellation (210,173) ‐ Balance – December 31, 2021 557,492,516 15,457
Summary of Share Repurchases	Share Repurchase Programs Maximum Maximum Number of Commencement Shares for Shares for Shares Date Expiry Repurchase Repurchase (%) Repurchased 2019 Normal Course Issuer Bid February 27, 2019 February 26, 2020 42,164,420 7 33,256,668 2020 Normal Course Issuer Bid February 27, 2020 February 26, 2021 28,572,458 5 710,100 2021 Normal Course Issuer Bid 1 March 1, 2021 February 28, 2022 28,468,448 5 15,982,154 2022 Normal Course Issuer Bid 2 March 1, 2022 February 28, 2023 55,111,100 10 ‐ 1 The 2021 normal course issuer bid will expire earlier than the date above if we acquire the maximum number of common shares allowable or otherwise decide not to make any further repurchases. As of February 15, 2022, an additional 6,204,241 common shares were repurchased for cancellation at a cost of $ 445 and an average price per share of $ 71.70 . 2 On February 16, 2022, our Board of Directors approved a share repurchase program, which is subject to the acceptance by the Toronto Stock Exchange. The 2022 normal course issuer bid will expire earlier than the date above if we acquire the maximum number of common shares allowable or otherwise decide not to make any further repurchases.
Dividends Declared	Dividends Declared 2021 2020 Declared Per Share Declared Per Share February 17, 2021 0.46 February 19, 2020 0.45 May 17, 2021 0.46 May 6, 2020 0.45 August 9, 2021 0.46 August 10, 2020 0.45 November 1, 2021 0.46 December 10, 2020 0.45 1.84 1.80